Net Loss per Share (Details) - Schedule of computation of diluted net loss per share attributable to common stockholders - shares	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	21,806,713	[1]		[1]	21,806,713	[1]	16,547,513	[1]	17,313,456	[2]	15,759,821	[2]
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	3,814,659		2,229,562		3,814,659		2,229,562		3,814,659		2,307,640
Series D warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	183,438				183,438		183,438		183,438		183,438
Redeemable convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	35,537,077				35,537,077		36,756,498		36,756,497		36,756,497

[1]	Convertible note shares are calculated using the Series D Preferred Stock issue price of $4.50 per share and includes interest accrued as of June 30, 2021 and 2020.
[2]	Convertible note shares are calculated using the Series D Preferred Stock issue price of $4.50 per share and includes interest accrued as of December 31, 2020 and 2019.